United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 8, 2013
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      268      200 SH       Sole                      200
AT&T Inc.                      COM              00206r102      476    14130 SH       Sole                    14130
Actavis Inc                    COM              00507k103      583     6780 SH       Sole                     6780
American Express Co            COM              025816109     1842    32050 SH       Sole                    32050
Amgen Inc                      COM              031162100     1578    18310 SH       Sole                    18310
Anadarko Pete Corp             COM              032511107      401     5400 SH       Sole                     5400
Apple Computer Inc             COM              037833100     1912     3593 SH       Sole                     3593
Bristol Myers Squibb           COM              110122108      363    11125 SH       Sole                    11125
CSX Corp                       COM              126408103     2025   102642 SH       Sole                   102642
Caterpillar Inc                COM              149123101     1818    20284 SH       Sole                    20284
Cisco Systems Inc              COM              17275r102     1657    84316 SH       Sole                    84316
Coca Cola Co                   COM              191216100     1042    28748 SH       Sole                    28748
Corning Inc                    COM              219350105     1219    96566 SH       Sole                    96566
EMC Corp.                      COM              268648102     2263    89445 SH       Sole                    89445
Expeditors Intl Wash           COM              302130109     1601    40475 SH       Sole                    40475
Express Scripts                COM              30219g108     1744    32300 SH       Sole                    32300
Exxon Mobil Corp               COM              302290101     2849    32917 SH       Sole                    32917
Fluor Corp                     COM              343412102     2143    36485 SH       Sole                    36485
General Electric Co.           COM              369604103      806    38400 SH       Sole                    38400
International Business Machine COM              459200101     3865    20179 SH       Sole                    20179
Lowes Cos Inc                  COM              548661107     2194    61764 SH       Sole                    61764
Monsanto Co                    COM              61166w101     1676    17707 SH       Sole                    17707
National Oilwell Varco         COM              637071101     1830    26780 SH       Sole                    26780
Oceaneering Intl               COM              675232102      430     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     2207    66224 SH       Sole                    66224
Pepsico Inc                    COM              713448108     1407    20563 SH       Sole                    20563
Pfizer Inc                     COM              717081103      931    37137 SH       Sole                    37137
Pitney Bowes Inc               COM              724479100      149    14000 SH       Sole                    14000
Potash Corp Sask Inc           COM              73755L107     1833    45050 SH       Sole                    45050
QualComm Inc                   COM              747525103     1824    29490 SH       Sole                    29490
Schlumberger Ltd               COM              806857108     1876    27078 SH       Sole                    27078
Scotts Companies               COM              810186106     1382    31365 SH       Sole                    31365
Southwestern Energy            COM              845467109     1468    43925 SH       Sole                    43925
Staples Inc                    COM              855030102     1511   132540 SH       Sole                   132540
Stryker Corp                   COM              863667101     1275    23250 SH       Sole                    23250
Tellabs Inc                    COM              879664100       46    20000 SH       Sole                    20000
United Parcel Service          COM              911312106     1236    16766 SH       Sole                    16766
United Technologies            COM              913017109     2623    31979 SH       Sole                    31979
Visa Inc.                      COM              92826c839     2591    17095 SH       Sole                    17095
Wal Mart Stores Inc            COM              931142103     3142    46047 SH       Sole                    46047
Wal-Mart de Mexico Non-Par Ord COM              p98180105       49    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1613    47179 SH       Sole                    47179
Western Union Company          COM              959802109     1440   105815 SH       Sole                   105815
Windstream Corp                COM              9738w1041      105    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1492    22380 SH       Sole                    22380
ISHARES TR HGH DIV EQT FD      IDX              46429b663      235     4000 SH       Sole                     4000
ISHARES TR S&P 100 IDX FD      IDX              464287101     5537    85588 SH       Sole                    85588
Schwab Strategic TR US Sml Cap IDX              808524607     5449   142944 SH       Sole                   142944
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     3625    43973 SH       Sole                    43973
VANGUARD WHITEHALL FDS HIGH DI IDX              921946406      240     4855 SH       Sole                     4855
Vanguard Emerging Mkts         IDX              922042858     6156   138248 SH       Sole                   138248
iShares Russell 2000 Growth In IDX              464287648      431     4525 SH       Sole                     4525
iShares Russell 2000 Index Fun IDX              464287655      210     2490 SH       Sole                     2490
iShares S & P 500              IDX              464287200      878     6137 SH       Sole                     6137
ishares Russell 1000 Growth In IDX              464287614     7312   111647 SH       Sole                   111647
ishares Russell Mid Cap Growth IDX              464287481      438     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      343     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Tablle Value Total: $97,639

List of Other Included Managers:
No.		13F File Number		Name

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